ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

5.             ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2021	2022
	RMB’000	RMB’000	US$’000

Accounts receivable	107,602	107,614	15,603
Less: allowance for doubtful accounts	(83,119)	(92,338)	(13,388)

	24,483	15,276	2,215

As of December 31, 2021 and 2022, all accounts receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2021	2022
	RMB’000	RMB’000	US$’000

Balance, beginning of year	79,975	83,119	12,051
Additions for the current year	5,610	9,219	1,337
Recovery	(2,466)	—	—

Balance, end of year	83,119	92,338	13,388